STOCKHOLDERS' EQUITY (DEFICIT) - Schedule of Stock by Class (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Class Of Stock [Line Items]
Preferred stock, shares authorized (in shares)		25,000,000
Series A Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized (in shares)	750,000	750,000
Preferred stock, shares outstanding (in shares)	48,100	48,100
Series1 A Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized (in shares)	5,000
Preferred stock, shares outstanding (in shares)	3,700
Series B1 Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized (in shares)	2,000
Series B2 Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized (in shares)	1,000
Series C Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized (in shares)	1,000
Series D Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized (in shares)	3,000
Series D1 Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized (in shares)	2,500
Series E Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized (in shares)	2,800
Series F Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized (in shares)	7,000
Series G Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized (in shares)	2,000
Series H Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized (in shares)	2,500
Series I Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized (in shares)	1,000
Series J Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized (in shares)	1,350
Series J1 Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized (in shares)	1,000
Series K Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized (in shares)	20,000